Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues		$ 11,664,925	$ 10,120,257	$ 8,225,911
Cost of revenues		(9,038,953)	(7,052,835)	(4,902,078)
Gross profit		2,625,972	3,067,422	3,323,833
Operating expenses:
Selling expenses		(167,906)	(150,418)	(153,213)
General and administrative expenses		(2,103,419)	(7,395,559)	(797,140)
Research and development expenses		(777,695)	(634,046)	(630,752)
Total operating expenses		(3,049,020)	(8,180,023)	(1,581,105)
Income (loss) from operations		(423,048)	(5,112,601)	1,742,728
Other income (expenses):
Government subsidies		114,057	651,267	129,138
Interest income		998	1,226	4,459
Interest expense		(38,690)	(36,769)	(59,477)
Other-than-temporary impairment		(1,356,618)	(1,121,382)
Other income (expense), net		(44,040)	19,183	34,440
Total other income (expenses), net		(1,324,293)	(486,475)	108,560
Income (loss) before income taxes		(1,747,341)	(5,599,076)	1,851,288
Provision for income taxes		(39,736)	(80,006)	(344,586)
Net income (loss)		(1,787,077)	(5,679,082)	1,506,702
Foreign currency translation adjustment		175,329	(37,187)	(133,740)
Total comprehensive income (loss)		(1,611,748)	(5,716,269)	1,372,962
Comprehensive income (loss)
Net income (loss)		(1,787,077)	(5,679,082)	1,506,702
Foreign currency translation adjustment		175,329	(37,187)	(133,740)
Total comprehensive income (loss)		$ (1,611,748)	$ (5,716,269)	$ 1,372,962
Earnings (losses) per share
Basic earnings per ordinary share (in Dollars per share)			$ (194.28)	$ 54.92
Diluted earnings per ordinary share (in Dollars per share)			$ (194.28)	$ 54.92
Weighted average number of ordinary shares outstanding
Weighted average ordinary shares outstanding basic (in Shares)			34,198	25,000
Weighted average ordinary shares outstanding diluted (in Shares)			34,198	25,000
Class A Ordinary Shares
Earnings (losses) per share
Basic earnings per ordinary share (in Dollars per share)	[1]	$ (39.34)
Diluted earnings per ordinary share (in Dollars per share)	[1]	$ (39.34)
Weighted average number of ordinary shares outstanding
Weighted average ordinary shares outstanding basic (in Shares)	[1]	45,422
Weighted average ordinary shares outstanding diluted (in Shares)	[1]	45,422

[1]	Giving retroactive effect on the 200 to 1 reverse share split to the issued and outstanding Class A and Class B Ordinary Shares effected on January 26, 2026, all share and per share amounts presented in the accompanying consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented, unless otherwise indicated. (Note 12)